Financial Liabilities at Fair Value through Profit or Loss_Details Of Financial Liabilities At Fair Value Through Profit Or Loss(Details) $ in Thousands	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	₩ 12,023,058,000,000	$ 11,263,662	₩ 12,122,836,000,000
Financial liabilties held for trading
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	1,944,770,000,000		1,143,510,000,000
Securities sold
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	1,870,579,000,000		1,070,272,000,000
Other
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	74,191,000,000		73,238,000,000
Derivative linked securities
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	₩ 10,078,288,000,000		₩ 10,979,326,000,000